Employee Benefits - Summary of Long-Term Direct Employee Benefits (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of long term direct employee benefits [abstract]
Beginning balance	$ 6,403,752	$ 7,925,846
Effect of translation	(647,033)	(879,484)
Increase of the year	1,608,275	1,376,566
Applications, Payments	(1,975,199)	(2,019,176)
Ending balance	$ 5,389,795	$ 6,403,752